Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2020
Licensed Copyrights [Abstract]
Licensed Copyrights, Net
5.	LICENSED COPYRIGHTS, NET

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	32,038	(24,501)	(25)	7,512
—Sublicensing rights	4,633	(4,633)	—	—

	36,671	(29,134)	(25)	7,512

Less: current portion:
—Broadcasting rights	11,751	(10,501)	(25)	1,225
—Sublicensing rights	4,633	(4,633)	—	—

	16,384	(15,134)	(25)	1,225

Licensed copyrights—non-current
—Broadcasting rights	20,287	(14,000)	—	6,287
—Sublicensing rights	—	—	—	—

	20,287	(14,000)	—	6,287

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	37,511	(29,688)	(353)	7,470	1,145
—Sublicensing rights	5,963	(5,963)	—	—	—

	43,474	(35,651)	(353)	7,470	1,145

Less: current portion:
—Broadcasting rights	8,661	(7,592)	(34)	1,035	159
—Sublicensing rights	5,963	(5,963)	—	—	—

	14,624	(13,555)	(34)	1,035	159

Licensed copyrights—non-current
—Broadcasting rights	28,850	(22,096)	(319)	6,435	986
—Sublicensing rights	—	—	—	—	—

	28,850	(22,096)	(319)	6,435	986

Amortization expense of RMB12.1 billi
o
n, RMB12.7 billion and RMB11.5 billion (US$1.8 billion) for the years ended December 31, 2018, 2019 and 2020, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$
	(In millions)
Within 1 year	3,681	564
Between 1 and 2 years	1,351	207
Between 2 and 3 years	804	123
To supplement cash flow disclosure of investing activities in 2018 and 2019, acquisition of licensed copyrights included in current liabilities for the years ended December 31, 2018 and 2019 amounted to RMB6.3 billion and RMB5.5 billion, respectively. Acquisition of licensed copyrights from nonmonetary content exchanges for the years ended December 31, 2018 and 2019 amounted to RMB642 million and RMB968 million, respectively.